Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Billions		1 Months Ended	12 Months Ended
	Jan. 30, 2018	Jan. 31, 2018	Dec. 31, 2017
Woodbridge [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Ownership percentage			64.00%
Disposal of major subsidiary [Member] | Woodbridge [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Ownership percentage	50.00%
Disposal of major subsidiary [Member] | Woodbridge [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Ownership percentage	60.00%
Disposal of major subsidiary [Member] | Financial & risk [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Stake to be retained	45.00%
Expected gross proceeds from sale of stock	$ 17
Disposal of major subsidiary [Member] | Financial & risk [member] | Blackstone [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Stake to be sold	55.00%
Dividend announcement [Member] | Annualized dividend [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend approved, per share		$ 1.38
Dividend announcement [Member] | Quarterly dividend [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend approved, per share		$ 0.345